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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BB Biotech AG
Address:   Vordergasse 3
           Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Adrian Bruengger
          --------------------------------------------
Title:    SIGNING AUTHORITY
          --------------------------------------------
Phone:    41 (01) 267 67 00
          --------------------------------------------


Signature, Place, and Date of Signing:  /s/ Adrian Bruengger
                                        ----------------------------------------
                                        Schaffhausen, Switzerland,
                                        February 13, 2006




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:   $1,423,756
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     1     28-11193               Biotech Focus N.V.

     2     28-11191               Biotech Invest N.V.

     3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                 VALUE     SHS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER             CLASS       CUSIP    (X$1,000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Affymaz                          COM          00826A1097      3,404    100,000 SH       DEFINED        3      100,000 NONE   NONE
Affymetrix                       COM          00826T108      46,120  2,000,000 SH       DEFINED        1    2,000,000 NONE   NONE
Amgen                            COM          031162100      85,388  1,250,000 SH       DEFINED        1    1,250,000 NONE   NONE
Anadys Pharmaceuticals           COM          03252Q408       9,828  1,997,500 SH       DEFINED        3    1,997,500 NONE   NONE
Arena Pharmaceuticals            COM          040047102      12,910  1,000,000 SH       DEFINED        3    1,000,000 NONE   NONE
Biogen Idec                      COM          09062X103     153,243  3,115,320 SH       DEFINED        1    3,115,320 NONE   NONE
Celgene                          COM          151020104     373,798  6,497,439 SH       DEFINED        2    6,497,439 NONE   NONE
Elan Corp                        ADR          284131208      42,038  2,850,000 SH       DEFINED        2    2,850,000 NONE   NONE
Genentech                        COM          368710406     180,522  2,225,100 SH       DEFINED        1    2,225,100 NONE   NONE
Genzyme                          COM          372917104      70,976  1,152,584 SH       DEFINED        1    1,152,584 NONE   NONE
Gilead                           COM          375558103     187,720  2,891,109 SH       DEFINED        1    2,891,109 NONE   NONE
Incyte                           COM          45337C102       7,283  1,247,166 SH       DEFINED        3    1,247,166 NONE   NONE
Keryx Biopharmaceuticals         COM          492515101      12,493    939,311 SH       DEFINED        3      939,311 NONE   NONE
Rigel Pharmaceuticals            COM          766559603      11,870  1,000,000 SH       DEFINED        3    1,000,000 NONE   NONE
The Medicines Company            COM          584688105      75,227  2,371,602 SH       DEFINED        3    2,371,602 NONE   NONE
Vertex Pharmaceuticals           COM          92532F100     116,683  3,118,200 SH       DEFINED        3    3,118,200 NONE   NONE
Zymogenetics                     COM          98985T109      34,254  2,200,000 SH       DEFINED        3    2,200,000 NONE   NONE


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